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September 15, 2000


Securities and Exchange Commission
One Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Sun Life of Canada (U.S.) Variable Account F ("Registrant") Post-Effective Amendment No. 8 (the "Post-Effective Amendment") to Registration Statement on Form N-4 (File No. 333-05227) (the "Registration Statement")


Commissioners:

     In lieu of filing under paragraph (c) of Reg. ss.230.497 of the Securities Act of 1933, Sun Life of Canada (U.S.) Variable Account F ("Registrant") hereby certifies in accordance with paragraph (j) of such Reg.ss.230.497 that:

     (1) The form of Supplement dated September 11, 2000 to the Profile dated May 1, 2000, as supplemented by a Supplement dated June 26, 2000, and the Prospectus dated May 1, 2000, as supplemented by a Supplement dated June 26, 2000, that would have been filed under paragraph (c) of Reg. ss.230.497 would not have differed from that contained in the Post-Effective Amendment, and

     (2) The text of the Post-Effective Amendment, which is the most recent amendment to the Registration Statement, was filed electronically on September 11, 2000.


                                   SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                   (Registrant)

                                   /s/ SANDRA M. DADALT

                                   Sandra M. DaDalt, Esq.
                                   Senior Counsel